                     OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND(R)
                         Supplement dated December 15, 2003 to the
                         Statement of Additional Information dated
                        October 23, 2003, revised December 12, 2003

     Effective  December 15, 2003, Mr. James C. Swain retired as Chairman of the
Board of  Trustees  of the Fund,  and Mr.  William L.  Armstrong  was elected as
Chairman of the Board.  Therefore,  the Statement of Additional  Information  is
changed as follows:

     1. The  biography  of Mr.  James C.  Swain  on page 14 is  deleted  and the following  is added to Mr.  Armstrong's  biography:  "Chairman  of the  Board of
Trustees."

     2. The  Compensation  table and the  footnotes  on pages 21 is deleted  and replace with the following:

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                                         Aggregate       Total Compensation From
Trustee Name and Other Fund            Compensation       Fund and Fund Complex
Position(s) (as applicable)             From Fund1          Paid to Trustees*
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James C. Swain6                             $49                 $177,996
Chairman of the Board of Trustees
----------------------------------------------------------------------------------
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William L. Armstrong7
Chairman of the Board of Trustees           $28                  $92,076
& Audit Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert G. Avis                              $28                  $92,199
Review Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George C. Bowen                             $28                  $91,124
Audit Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward L. Cameron                           $32                  $99,743
Audit Committee Chairman
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jon S. Fossel                               $32                  $94,599
Review Committee Chairman
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Sam Freedman                                $28                  $92,199
Review Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Beverly Hamilton                           $282                $113,6593,4
Review Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert J. Malone                           $282                 $58,3263
Audit Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
F. William Marshall, Jr.                    $28                 $128,1245
Review Committee Member
----------------------------------------------------------------------------------
Effective July 1, 2002, C. Howard Kast and Robert M. Kirchner retired as
Trustees from the Board II Funds. For the calendar year ended December 31, 2002,
Mr. Kast received $41,451 and Mr. Kirchner received $38,001 total compensation from all of the Oppenheimer funds for which they served as Trustee.
1. Aggregate Compensation from Fund includes fees and deferred compensation, if any, for a Trustee.
2. Includes $28 deferred under Deferred Compensation Plan described below.
3. Mrs. Hamilton and Mr. Malone were elected as Trustees of the Board II Funds effective June 1, 2002. Compensation for Mrs. Hamilton and Mr. Malone was paid by all the Board II Funds, with the exception of Oppenheimer Senior Floating
Rate Fund for which they currently do not serve as Trustees (total of 40
Oppenheimer funds at December 31, 2002).
4. Includes $55,333 compensation (of which 100% was deferred under a deferred compensation plan) paid to Mrs. Hamilton for serving as a trustee by two open-end investment companies (MassMutual Institutional Funds and MML Series
Investment Fund) the investment adviser for which is the indirect parent company of the Fund's Manager. The Manager also serves as the Sub-Advisor to the
MassMutual International Equity Fund, a series of MassMutual Institutional Funds.
5. Includes $47,000 compensation paid to Mr. Marshall for serving as a trustee by two open-end investment companies (MassMutual Institutional Funds and MML
Series Investment Fund) the investment adviser for which is the indirect parent company of the Fund's Manager. The Manager also serves as the Sub-Advisor to the
MassMutual International Equity Fund, a series of MassMutual Institutional Funds.
6. Mr. Swain retired as Trustee and as Chairman of all Board II Funds, effective December 15, 2003.
7. Mr. Armstrong was elected Chairman of all the Board II Funds, effective
December 15, 2003. Prior to that date, he was Vice Chairman.
* For purposes of this section only, "Fund Complex" includes the Oppenheimer funds, MassMutual Institutional Funds and MML Series Investment Fund in
accordance with the instructions for Form N-1A. The Manager does not consider
MassMutual Institutional Funds and MML Series Investment Fund to be part of the
OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted.

     3. The first  sentence of the fifth  paragraph  under the section  entitled
"Board of Trustees and Oversight  Committees" on page 12 is deleted and replaced with the following:

     The members of the Review Committee are Jon S. Fossel (Chairman), Robert G.
Avis, Sam Freedman, Beverly Hamilton and F. William Marshall, Jr.

     4. The first and second paragraphs under the section "Trustees and Officers of the Fund" on page 13 are deleted and replaced by the following:

     Trustees  and  Officers  of the Fund.  Except for Mr.  Murphy,  each of the
Trustees are  "Independent  Trustees," as defined under the  Investment  Company
Act. Mr. Murphy is an "Interested  Trustee,"  because he is affiliated  with the
Manager by virtue of his  positions  as an officer and  director of the Manager, and as a shareholder of its parent company.  Mr. Murphy was elected as a Trustee of the Fund with the  understanding  that in the event he ceases to be the chief executive  officer of the  Manager,  he will resign as a trustee of the Fund and the other Board II Funds (defined below) for which he is a trustee or director.

     The Fund's Trustees and officers and their positions held with the Fund and length of  service  in such  position(s)  and their  principal  occupations  and business  affiliations during the past five years are listed in the chart below.
The information for the Trustees also includes the dollar range of shares of the
Fund as well as the aggregate dollar range of shares  beneficially  owned in any of the Oppenheimer funds overseen by the Trustees.  All of the Trustees are also trustees  or  directors  of the  following  Oppenheimer  funds  (except  for Ms.
Hamilton and Mr.  Malone,  who are not Trustees of Oppenheimer  Senior  Floating
Rate Fund) (referred to as "Board II Funds"):

5.    The biography of Mr. Richard Grabish on pages 17 and 18 is deleted in its entirety.

December 15, 2003                                                   PX0676.001